Basis of Preparation - Summary of Detailed Information About Effect on Financial Statements on Adoption of IFRS No.17 (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 KRW (₩)		Dec. 31, 2020 KRW (₩)
Assets [abstract]
Cash and due from financial institutions		₩ 29,836,311			₩ 32,474,750	[1]			$ 23,111,545		₩ 31,677,868	[1]
Financial assets at fair value through profit or loss		77,038,267			70,092,497	[1]			59,674,715		71,656,497	[1]
Derivative financial assets		6,157,628			9,446,580	[1]			4,769,769		3,721,370	[1]
Loans measured at amortized cost		444,805,287			433,038,931	[1]			344,551,218		414,384,822	[1]
Financial investments		122,199,529			115,452,659	[1]			94,657,141		107,691,616	[1]
Investments in associates and joint ventures		722,222	[2]		682,669	[1],[2]	₩ 448,718	[2]	559,441		448,718	[1]
Insurance contract assets		229,640			83,304	[1]			177,882		4,672	[1]
Reinsurance contract assets		1,655,168			1,495,966	[1]			1,282,112		1,646,494	[1]
Property and equipment		4,945,699			4,991,467	[1]	5,239,898		3,830,994		5,239,898	[1]
Investment property		4,109,784			3,148,340	[1]	2,514,944		3,183,486		2,514,944	[1]
Intangible assets		1,950,858			1,858,470	[1]			1,511,157		1,786,812	[1]
Net defined benefit assets		374,090			478,934	[1]			289,775		100,083	[1]
Current income tax assets		244,317			204,690	[1]			189,250		98,798	[1]
Deferred income tax assets		274,225			188,372	[1]			212,418		159,093	[1]
Assets held for sale		208,230			211,758	[1]			161,297		237,318	[1]
Assets of a disposal group held for sale		0			0	[1]			0		171,749	[1]
Other assets		20,986,897			14,815,439	[1]			16,256,688		14,174,195	[1]
Total assets		715,738,152	[3]		688,664,826	[1],[3]			554,418,888		655,714,947	[1]
Liabilities [abstract]
Financial liabilities at fair value through profit or loss		10,920,435			12,271,604	[1]			8,459,093		12,088,980	[1]
Derivative financial liabilities		6,210,639			9,509,769	[1]			4,810,832		3,684,334	[1]
Deposits		406,512,434			393,928,904	[1]			314,889,140		377,046,282	[1]
Borrowings		69,583,561			71,717,366	[1]			53,900,215		56,912,374	[1]
Debentures		69,176,668			68,698,203	[1]			53,585,032		67,430,188	[1]
Insurance contract liabilities		50,308,552			45,969,434	[1]			38,969,575		54,446,927	[1]
Reinsurance contract liabilities		36,030			31,728	[1]			27,909		41,377	[1]
Provisions		1,444,418			933,701	[1]			1,118,863		777,590	[1]
Net defined benefit liabilities		81,869			85,745	[1]			63,416		225,521	[1]
Current income tax liabilities		145,335			998,681	[1]			112,578		663,506	[1]
Deferred income tax liabilities		2,179,966			1,561,857	[1]			1,688,626		1,876,736	[1]
Other liabilities		40,264,935			28,850,033	[1]			31,189,675		31,155,093	[1]
Total liabilities		656,864,842	[3]		634,557,025	[1],[3]			508,814,954		606,348,908	[1]
Equity [abstract]
Share capital		2,090,558			2,090,558	[1]			1,619,370		2,090,558	[1]
Hybrid securities		5,032,803			4,434,251	[1]			3,898,466		2,838,221	[1]
Capital surplus		16,647,916			16,940,731	[1]			12,895,665		16,940,231	[1]
Accumulated other comprehensive income		2,295,165			1,249,922	[1]			1,777,861		1,375,644	[1]
Accumulated other comprehensive income relating to assets of a disposal group held for sale		0			0	[1]			0		7,671	[1]
Retained earnings		32,029,199			28,948,425	[1]			24,810,181		26,416,564	[1]
Treasury shares		(1,165,837)			(836,188)	[1]			(903,070)		(1,136,188)	[1]
Non-controlling interests		1,943,506			1,280,102	[1]			1,505,461		833,338	[1]
Total equity		58,873,310			54,107,801	[1]	48,293,920	[4]	$ 45,603,934	$ 41,912,516	49,366,039	[1]	₩ 43,402,357
Interest income		29,145,079		$ 22,576,109	20,787,577	[5]	15,210,878	[4]
Net fee and commission income		5,368,074		4,158,171	5,125,930	[5]	5,323,606	[4]
Net insurance income		1,422,952		1,102,235	1,311,091	[5]	556,711	[4]
Insurance income		10,978,808		8,504,309	10,072,490	[5]	16,107,858	[4]
Insurance income		10,295,693		7,975,160	9,550,101	[5]	16,107,858	[4]
Insurance expense		9,555,856		7,402,074	8,761,399	[5]	15,551,147	[4]
Insurance service expense		8,718,748		6,753,641	7,989,645	[5]	15,551,147	[4]
Reinsurance income		683,115		529,149	522,389	[5]	0	[4]
Reinsurance expense		837,108		648,433	771,754	[5]	0	[4]
Net gains (losses) on financial instruments at fair value through profit or loss		2,163,065		1,675,535	(1,139,818)	[5]	995,304	[4]
Net other operating expenses		(1,870,246)			(1,393,888)		(1,152,644)
General and administrative expenses		(6,647,406)		(5,149,156)	(6,643,654)	[5]	(7,200,853)	[4]
Insurance finance interest income		23,954		18,555	16,667	[5]	0	[4]
Interest expense		(17,003,362)		(13,170,997)	(9,272,252)	[5]	(3,981,306)	[4]
Interest expenses		12,141,717		9,405,112	11,515,325	[5]	11,229,572	[4]
Insurance finance interest expense		1,576,656		1,221,295	1,495,621	[5]	0	[4]
Other insurance finance income (expenses)		(459,135)		(355,652)	841,227	[5]	0	[4]
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		27,705,759		21,461,195	19,841,175	[5]	14,620,490	[4]
Interest income on financial instruments measured at fair value through profit or loss		1,415,366		1,096,359	929,735	[5]	590,388	[4]
Net fee and commission income		3,673,524		2,845,554	3,514,902	[5]	3,625,583	[4]
Fee and commission expense		(1,694,550)		(1,312,617)	(1,611,028)	[5]	(1,698,023)	[4]
Operating income before provision for credit losses		9,581,728		7,422,115	7,136,950	[5]	7,282,750	[4]
Provision for credit losses		3,146,409		2,437,244	1,847,775	[5]	1,185,133	[4]
Net operating income		6,435,319		4,984,871	5,289,175	[5]	6,097,617	[4]
Net non-operating income		(264,870)		(205,171)	160,569	[5]	(16,011)	[4]
Share of loss of associates and joint ventures		33,110		25,648	(28,755)	[5]	93,526	[4]
Net other non-operating income (expenses)		(297,980)		(230,819)	189,324	[5]	(109,537)	[4]
Profit before income tax expense		6,170,449		4,779,700	5,449,744	[5]	6,081,606	[4]
Income tax expense		1,607,018		1,244,814	1,518,343	[5]	1,697,225	[4]
Profit for the year		4,563,431		3,534,886	3,931,401	[5]	4,384,381	[4]
Other comprehensive income for the year, net of tax		1,066,624		826,219	123,168	[5]	222,758	[4]
Remeasurements of net defined benefit liabilities		(72,170)		(55,904)	239,701	[5]	(45,510)	[4]
Share of other comprehensive income of associates and joint ventures		(2)		(1)	183	[5]	51	[4]
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(52,863)		(40,948)	38,855	[5]	13,715	[4]
Comprehensive income that may be reclassified subsequently to profit or loss		1,122,054		869,155	776,487	[5]	(648,896)	[4]
Currency translation differences		317		245	165,568	[5]	255,907	[4]
Share of other comprehensive income (loss) of associates and joint ventures		26		20	(545)	[5]	498	[4]
Gains (losses) on cash flow hedging instruments		53,923		41,769	26,168	[5]	20,864	[4]
Gains (losses) on hedging instruments of net investments in foreign operations		(14,659)		(11,355)	(79,085)	[5]	(57,935)	[4]
Other comprehensive loss arising from separate account		(2,222,024)		(1,721,205)	6,007,276	[5]	(63,814)	[4]
Gains on overlay adjustment		0		0	0	[5]	120,282	[4]
Insurance finance income(expense)					6,007,276
Total comprehensive income for the year		5,630,055		4,361,105	4,054,569	[5]	4,607,139	[4]
Profit attributable to:		4,563,431		3,534,886	3,931,401	[5]	4,384,381	[4]
Shareholders of the parent company		(68,501)		(53,061)	(221,591)	[5]	(25,162)	[4]
Non-controlling interests		4,631,932		3,587,947	4,152,992	[5]	4,409,543	[4]
Total comprehensive income for the year attributable to:		5,630,055		4,361,105	4,054,569	[5]	4,607,139	[4]
Shareholders of the parent company		5,704,929		4,419,103	4,262,621	[5]	4,610,549	[4]
Non-controlling interests		₩ (74,874)		$ (57,998)	(208,052)	[5]	₩ (3,410)	[4]
Increase Decrease Due to Changes in Adoption of Accounting Policy IFRS17
Assets [abstract]
Cash and due from financial institutions					411,329						668,494
Financial assets at fair value through profit or loss					5,157,153						5,650,682
Derivative financial assets					446						0
Loans measured at amortized cost					(3,491,571)						(3,515,451)
Financial investments					(1,135,916)						2,843,745
Investments in associates and joint ventures					(1)						0
Insurance contract assets					83,304						4,672
Reinsurance contract assets					1,495,966						1,646,494
Property and equipment					0						0
Investment property					0						0
Intangible assets					(1,341,929)						(1,479,545)
Net defined benefit assets					0						0
Current income tax assets					0						0
Deferred income tax assets					(62,713)						0
Assets held for sale					0						0
Assets of a disposal group held for sale											0
Other assets					(13,622,090)						(13,999,978)
Total assets					(12,506,022)						(8,180,887)
Liabilities [abstract]
Financial liabilities at fair value through profit or loss					0						0
Derivative financial liabilities					3,060						2,076
Deposits					5,040,452						5,022,364
Borrowings					0						0
Debentures					0						0
Insurance contract liabilities					(12,260,869)						(2,719,009)
Reinsurance contract liabilities					31,728						41,377
Provisions					(35,118)						(31,014)
Net defined benefit liabilities					0						0
Current income tax liabilities					1,006						834
Deferred income tax liabilities					1,539,164						405,755
Other liabilities					(11,290,332)						(11,975,389)
Total liabilities					(16,970,909)						(9,253,006)
Equity [abstract]
Share capital					0						0
Hybrid securities					0						0
Capital surplus					0						0
Accumulated other comprehensive income					3,962,975						328,370
Accumulated other comprehensive income relating to assets of a disposal group held for sale											0
Retained earnings					501,912						743,749
Treasury shares					0						0
Non-controlling interests					0						0
Total equity					4,464,887						1,072,119
Net interest income	[6]				(1,597,609)
Interest income					(941)
Net fee and commission income					4,410
Net insurance income					614,578
Insurance income					(7,064,352)
Insurance income					(7,586,741)
Insurance expense					7,678,930
Insurance service expense					8,450,684
Reinsurance income					522,389
Reinsurance expense					(771,754)
Net gains (losses) on financial instruments at fair value through profit or loss					(1,387,175)
Net other operating expenses					103,668
General and administrative expenses					894,148
Insurance finance interest income					16,667
Interest expense					(1,596,668)
Interest expenses					(101,047)
Insurance finance interest expense					(1,495,621)
Other insurance finance income (expenses)					841,227
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost					(70,953)
Interest income on financial instruments measured at fair value through profit or loss					53,345
Net fee and commission income					193,270
Fee and commission expense					188,860
Operating income before provision for credit losses					(337,893)
Provision for credit losses					(11,787)
Net operating income					(349,680)
Net non-operating income					3,798
Share of loss of associates and joint ventures					3
Net other non-operating income (expenses)					3,795
Profit before income tax expense					(345,882)
Income tax expense					104,044
Profit for the year					(241,838)
Other comprehensive income for the year, net of tax					3,634,605
Comprehensive income that will not be reclassified to profit or loss					(340)
Remeasurements of net defined benefit liabilities					(1)
Share of other comprehensive income of associates and joint ventures					0
Gains on equity securities at fair value through other comprehensive income					(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk					(12)
Comprehensive income that may be reclassified subsequently to profit or loss					3,634,945
Currency translation differences					1,038
Losses on debt securities at fair value through other comprehensive income					(2,967,811)
Share of other comprehensive income (loss) of associates and joint ventures					0
Gains (losses) on cash flow hedging instruments					(5,306)
Gains (losses) on hedging instruments of net investments in foreign operations					0
Other comprehensive loss arising from separate account					159,619
Gains on overlay adjustment					440,129
Insurance finance income(expense)					6,007,276
Total comprehensive income for the year					3,392,767
Profit attributable to:					(241,838)
Shareholders of the parent company					(241,838)
Non-controlling interests					0
Total comprehensive income for the year attributable to:					3,392,767
Shareholders of the parent company					3,392,767
Non-controlling interests					0
IFRS 17
Assets [abstract]
Cash and due from financial institutions					32,474,750						31,677,868
Financial assets at fair value through profit or loss					70,092,497						71,656,497
Derivative financial assets					9,446,580						3,721,370
Loans measured at amortized cost					433,038,931						414,384,822
Financial investments					115,452,659						107,691,616
Investments in associates and joint ventures					682,669						448,718
Insurance contract assets					83,304						4,672
Reinsurance contract assets					1,495,966						1,646,494
Property and equipment					4,991,467						5,239,898
Investment property					3,148,340						2,514,944
Intangible assets					1,858,470						1,786,812
Net defined benefit assets					478,934						100,083
Current income tax assets					204,690						98,798
Deferred income tax assets					188,372						159,093
Assets held for sale					211,758						237,318
Assets of a disposal group held for sale											171,749
Other assets					14,815,439						14,174,195
Total assets					688,664,826						655,714,947
Liabilities [abstract]
Financial liabilities at fair value through profit or loss					12,271,604						12,088,980
Derivative financial liabilities					9,509,769						3,684,334
Deposits					393,928,904						377,046,282
Borrowings					71,717,366						56,912,374
Debentures					68,698,203						67,430,188
Insurance contract liabilities					45,969,434						54,446,927
Reinsurance contract liabilities					31,728						41,377
Provisions					933,701						777,590
Net defined benefit liabilities					85,745						225,521
Current income tax liabilities					998,681						663,506
Deferred income tax liabilities					1,561,857						1,876,736
Other liabilities					28,850,033						31,155,093
Total liabilities					634,557,025						606,348,908
Equity [abstract]
Share capital					2,090,558						2,090,558
Hybrid securities					4,434,251						2,838,221
Capital surplus					16,940,731						16,940,231
Accumulated other comprehensive income					1,249,922						1,375,644
Accumulated other comprehensive income relating to assets of a disposal group held for sale											7,671
Retained earnings					28,948,425						26,416,564
Treasury shares					(836,188)						(1,136,188)
Non-controlling interests					1,280,102						833,338
Total equity					54,107,801						49,366,039
Net interest income	[6]				11,515,325
Interest income					20,787,577
Net fee and commission income					5,125,930
Net insurance income					1,311,091
Insurance income					10,072,490
Insurance income					9,550,101
Insurance expense					(8,761,399)
Insurance service expense					(7,989,645)
Reinsurance income					522,389
Reinsurance expense					(771,754)
Net gains (losses) on financial instruments at fair value through profit or loss					(1,139,818)
Net other operating expenses					(2,262,123)
General and administrative expenses					(6,643,654)
Insurance finance interest income					16,667
Interest expense					(9,272,252)
Interest expenses					(7,776,631)
Insurance finance interest expense					(1,495,621)
Other insurance finance income (expenses)					841,227
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost					19,841,175
Interest income on financial instruments measured at fair value through profit or loss					929,735
Net fee and commission income					3,514,902
Fee and commission expense					(1,611,028)
Operating income before provision for credit losses					7,136,950
Provision for credit losses					(1,847,775)
Net operating income					5,289,175
Net non-operating income					160,569
Share of loss of associates and joint ventures					(28,755)
Net other non-operating income (expenses)					189,324
Profit before income tax expense					5,449,744
Income tax expense					(1,518,343)
Profit for the year					3,931,401
Other comprehensive income for the year, net of tax					123,168
Comprehensive income that will not be reclassified to profit or loss					(653,319)
Remeasurements of net defined benefit liabilities					239,701
Share of other comprehensive income of associates and joint ventures					183
Gains on equity securities at fair value through other comprehensive income					(932,058)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk					38,855
Comprehensive income that may be reclassified subsequently to profit or loss					776,487
Currency translation differences					165,568
Losses on debt securities at fair value through other comprehensive income					(5,342,895)
Share of other comprehensive income (loss) of associates and joint ventures					(545)
Gains (losses) on cash flow hedging instruments					26,168
Gains (losses) on hedging instruments of net investments in foreign operations					(79,085)
Insurance finance income(expense)					6,007,276
Total comprehensive income for the year					4,054,569
Profit attributable to:					3,931,401
Shareholders of the parent company					4,152,992
Non-controlling interests					(221,591)
Total comprehensive income for the year attributable to:					4,054,569
Shareholders of the parent company					4,262,621
Non-controlling interests					(208,052)
IFRS 4
Assets [abstract]
Cash and due from financial institutions					32,063,421						31,009,374
Financial assets at fair value through profit or loss					64,935,344						66,005,815
Derivative financial assets					9,446,134						3,721,370
Loans measured at amortized cost					436,530,502						417,900,273
Financial investments					116,588,575						104,847,871
Investments in associates and joint ventures					682,670						448,718
Property and equipment					4,991,467						5,239,898
Investment property					3,148,340						2,514,944
Intangible assets					3,200,399						3,266,357
Net defined benefit assets					478,934						100,083
Current income tax assets					204,690						98,798
Deferred income tax assets					251,085						159,093
Assets held for sale					211,758						237,318
Assets of a disposal group held for sale											171,749
Other assets					28,437,529						28,174,173
Total assets					701,170,848						663,895,834
Liabilities [abstract]
Financial liabilities at fair value through profit or loss					12,271,604						12,088,980
Derivative financial liabilities					9,506,709						3,682,258
Deposits					388,888,452						372,023,918
Borrowings					71,717,366						56,912,374
Debentures					68,698,203						67,430,188
Insurance contract liabilities					58,230,303						57,165,936
Provisions					968,819						808,604
Net defined benefit liabilities					85,745						225,521
Current income tax liabilities					997,675						662,672
Deferred income tax liabilities					22,693						1,470,981
Other liabilities					40,140,365						43,130,482
Total liabilities					651,527,934						615,601,914
Equity [abstract]
Share capital					2,090,558						2,090,558
Hybrid securities					4,434,251						2,838,221
Capital surplus					16,940,731						16,940,231
Accumulated other comprehensive income					(2,713,053)						1,047,274
Accumulated other comprehensive income relating to assets of a disposal group held for sale											7,671
Retained earnings					28,446,513						25,672,815
Treasury shares					(836,188)						(1,136,188)
Non-controlling interests					1,280,102						833,338
Total equity					49,642,914						₩ 48,293,920
Net interest income					13,112,934
Interest income					20,788,518
Net fee and commission income					5,121,520
Net insurance income					696,513
Insurance income					17,136,842
Insurance income					17,136,842
Insurance expense					(16,440,329)
Net gains (losses) on financial instruments at fair value through profit or loss					247,357
Net other operating expenses					(2,365,791)
General and administrative expenses					(7,537,802)
Interest expense					(7,675,584)
Interest expenses					(7,675,584)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost					19,912,128
Interest income on financial instruments measured at fair value through profit or loss					876,390
Net fee and commission income					3,321,632
Fee and commission expense					(1,799,888)
Operating income before provision for credit losses					7,474,843
Provision for credit losses					(1,835,988)
Net operating income					5,638,855
Net non-operating income					156,771
Share of loss of associates and joint ventures					(28,758)
Net other non-operating income (expenses)					185,529
Profit before income tax expense					5,795,626
Income tax expense					(1,622,387)
Profit for the year					4,173,239
Other comprehensive income for the year, net of tax					(3,511,437)
Comprehensive income that will not be reclassified to profit or loss					(652,979)
Remeasurements of net defined benefit liabilities					239,702
Share of other comprehensive income of associates and joint ventures					183
Gains on equity securities at fair value through other comprehensive income					(931,731)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk					38,867
Comprehensive income that may be reclassified subsequently to profit or loss					(2,858,458)
Currency translation differences					164,530
Losses on debt securities at fair value through other comprehensive income					(2,375,084)
Share of other comprehensive income (loss) of associates and joint ventures					(545)
Gains (losses) on cash flow hedging instruments					31,474
Gains (losses) on hedging instruments of net investments in foreign operations					(79,085)
Other comprehensive loss arising from separate account					(159,619)
Gains on overlay adjustment					(440,129)
Total comprehensive income for the year					661,802
Profit attributable to:					4,173,239
Shareholders of the parent company					4,394,830
Non-controlling interests					(221,591)
Total comprehensive income for the year attributable to:					661,802
Shareholders of the parent company					869,854
Non-controlling interests					₩ (208,052)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[3]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[4]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[5]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[6]	Includes insurance interest income and insurance interest expense on insurance contract assets and liabilities.